Document and Entity Information	12 Months Ended
Oct. 02, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 02, 2013
Registrant Name	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Central Index Key	0000914036
Amendment Flag	false
Document Creation Date	Oct. 02, 2013
Document Effective Date	Oct. 02, 2013
Prospectus Date	Oct. 02, 2013